UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

International Growth and Income FundSM
Investment portfolio

March 31, 2010
unaudited

Common stocks — 87.48%	Shares	Value (000)

FINANCIALS — 17.84%
Bank of Nova Scotia	1,564,000	$78,393
Australia and New Zealand Banking Group Ltd.	2,606,194	60,634
Prudential PLC	6,778,400	56,358
HSBC Holdings PLC (Hong Kong)	4,348,000	44,298
HSBC Holdings PLC (United Kingdom)	1,000,000	10,144
QBE Insurance Group Ltd.	2,754,700	52,641
UBS AG1	3,005,000	48,992
AXA SA	2,016,939	44,952
Toronto-Dominion Bank	470,000	35,050
Itaú Unibanco Holding SA, preferred nominative	1,590,000	34,847
Sampo Oyj, Class A	1,235,000	32,822
Fairfax Financial Holdings Ltd.	70,000	26,253
Industrial and Commercial Bank of China Ltd., Class H	34,025,000	25,944
BNP Paribas SA	325,297	25,029
Nomura Holdings, Inc.	3,219,900	23,763
ING Groep NV, depository receipts1	2,157,252	21,579
Absa Group Ltd.	1,077,000	21,079
DnB NOR ASA1	1,417,777	16,229
Unibail-Rodamco SE, non-registered shares	52,400	10,636
Macquarie Group Ltd.	227,000	9,840
Société Générale	133,062	8,384
Banco Santander, SA	606,593	8,077
		695,944

CONSUMER STAPLES — 13.53%
British American Tobacco PLC	3,015,000	104,002
Tesco PLC	12,608,000	83,374
Anheuser-Busch InBev NV	1,402,240	70,768
Unilever NV, depository receipts	2,102,700	63,722
Kimberly-Clark de México, SAB de CV, Class A	8,845,000	50,170
Shoprite Holdings Ltd.	3,395,000	33,948
Pernod Ricard SA	369,660	31,449
Coca-Cola Amatil Ltd.	2,621,731	27,058
Grupo Modelo, SAB de CV, Series C1	3,425,000	20,139
Foster’s Group Ltd.	3,900,000	18,927
X5 Retail Group NV (GDR)1	360,000	12,528
Beiersdorf AG	200,000	11,985
		528,070

TELECOMMUNICATION SERVICES — 9.83%
Koninklijke KPN NV	4,655,700	73,900
Telefónica, SA	2,968,000	70,446
Telefónica 02 Czech Republic, AS	2,357,000	55,200
Telekom Austria AG, non-registered shares	3,010,000	42,157
KDDI Corp.	5,690	29,498
América Móvil, SAB de CV, Series L (ADR)	424,000	21,344
América Móvil, SAB de CV, Series L	2,514,600	6,333
Taiwan Mobile Co., Ltd.	14,430,000	27,196
Bell Aliant Regional Communications Income Fund	855,000	21,402
China Mobile Ltd.	1,463,000	14,076
France Télécom SA	480,800	11,526
China Telecom Corp. Ltd., Class H	16,000,000	7,893
Vodafone Group PLC	1,045,500	2,413
		383,384

INFORMATION TECHNOLOGY — 8.41%
Nintendo Co., Ltd.	292,400	98,030
MediaTek Inc.	2,924,000	50,776
Canon, Inc.	962,000	44,617
Cielo SA, ordinary nominative	4,109,000	38,678
Taiwan Semiconductor Manufacturing Co. Ltd.	17,991,506	34,872
Samsung Electronics Co. Ltd.	24,000	17,355
Keyence Corp.	66,000	15,793
HTC Corp.	1,101,000	12,873
SAP AG	250,000	12,131
HOYA CORP.	114,800	3,159
		328,284

INDUSTRIALS — 7.90%
Schneider Electric SA	545,102	64,056
Mitsubishi Corp.	1,851,200	48,580
Siemens AG	350,000	35,119
Geberit AG	195,100	35,019
Orkla AS	3,789,000	33,567
G4S PLC	6,038,000	23,978
Cia. de Concessões Rodoviárias, ordinary nominative	1,000,000	22,192
Vallourec SA	76,000	15,355
Qantas Airways Ltd.1	5,826,126	15,179
AB SKF, Class B	850,000	15,161
		308,206

UTILITIES — 7.68%
Hongkong Electric Holdings Ltd.	11,476,000	68,067
GDF SUEZ	1,564,271	60,539
SUEZ Environnement Co.	1,961,477	45,229
E.ON AG	810,000	29,962
Snam Rete Gas SpA	5,285,000	26,836
National Grid PLC	2,090,000	20,360
Cia. Energética de Minas Gerais — CEMIG, preferred nominative	1,174,875	19,490
RWE AG	205,000	18,198
CLP Holdings Ltd.	1,550,000	11,080
		299,761

MATERIALS — 6.49%
L’Air Liquide SA, non-registered shares	352,000	42,336
K+S AG	638,000	38,790
CRH PLC	1,463,072	36,607
Impala Platinum Holdings Ltd.	1,225,000	36,057
Orica Ltd.	1,299,203	31,931
BHP Billiton PLC (ADR)	394,600	27,002
Syngenta AG	80,800	22,504
Anglo American PLC1	235,000	10,309
Barrick Gold Corp.	206,000	7,898
		253,434

ENERGY — 5.63%
Royal Dutch Shell PLC, Class B	3,481,000	95,972
TOTAL SA	1,482,300	86,211
Saipem SpA, Class S	575,700	22,320
Oil Search Ltd.	2,750,000	15,036
		219,539

HEALTH CARE — 4.47%
Roche Holding AG	276,700	45,007
Novartis AG	650,000	35,211
GlaxoSmithKline PLC	1,500,000	28,827
CSL Ltd.	610,000	20,387
Sanofi-aventis	250,000	18,670
Shionogi & Co., Ltd.	850,000	16,188
Smith & Nephew PLC	1,011,000	10,079
		174,369

CONSUMER DISCRETIONARY — 3.51%
Toyota Motor Corp.	1,014,300	40,687
OPAP SA	1,700,000	38,648
H & M Hennes & Mauritz AB, Class B	570,700	37,218
Cie. Générale des Établissements Michelin, Class B	274,700	20,281
		136,834

MISCELLANEOUS — 2.19%
Other common stocks in initial period of acquisition		85,510

Total common stocks (cost: $2,874,512,000)		3,413,335

Preferred stocks — 0.39%

FINANCIALS — 0.39%
Barclays Bank PLC, Series RCI, 14.00%2	3,570,000	7,094
SMFG Preferred Capital USD 3 Ltd. 9.50%2,3	5,410,000	6,140
Resona Preferred Global Securities (Cayman) Ltd. 7.191%2,3	2,355,000	2,210

Total preferred stocks (cost: $11,645,000)		15,444

	Principal amount
Convertible securities — 0.60%	(000)

MATERIALS — 0.42%
Sino-Forest Corp. 4.25% convertible notes 20163	$14,400	16,441

MISCELLANEOUS — 0.18%
Other convertible securities in initial period of acquisition		6,843

Total convertible securities (cost: $18,645,000)		23,284

	Principal amount	Value
Bonds & notes — 3.61%	(000)	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.52%
Brazilian Treasury Bill 0% 2011	BRL28,700	$14,964
Brazil (Federal Republic of) 10.00% 2012	31,000	16,986
Greek Government 6.00% 2019	€20,700	27,124
		59,074

FINANCIALS — 0.78%
Westfield Group 5.40% 20123	$175	186
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	430	443
Westfield Group 5.70% 20163	4,540	4,672
Westfield Group 7.125% 20183	8,940	9,687
Société Générale 6.999% (undated)2	€6,200	8,159
Royal Bank of Scotland Group PLC 5.00% 2014	$7,657	7,335
		30,482

CONSUMER STAPLES — 0.43%
British American Tobacco International Finance PLC 8.125% 20133	12,159	14,300
British American Tobacco International Finance PLC 9.50% 20183	2,000	2,594
		16,894

INFORMATION TECHNOLOGY — 0.35%
NXP BV and NXP Funding LLC 3.001% 20132	5,775	5,436
NXP BV and NXP Funding LLC 7.875% 2014	8,475	8,305
		13,741

CONSUMER DISCRETIONARY — 0.31%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	2,995	3,158
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,450	1,526
DaimlerChrysler North America Holding Corp. 7.30% 2012	4,642	5,056
DaimlerChrysler North America Holding Corp. 6.50% 2013	1,990	2,208
		11,948

ENERGY — 0.16%
Gaz Capital SA 7.343% 2013	100	109
Open Joint Stock Co. Gazprom 9.625% 2013	3,500	4,026
Gaz Capital SA 8.146% 2018	1,005	1,138
Gazprom International SA 7.201% 20204	866	922
Gaz Capital SA 7.288% 2037	200	201
		6,396

TELECOMMUNICATION SERVICES — 0.06%
Digicel Group Ltd. 12.00% 20143	2,000	2,280

Total bonds & notes (cost: $115,013,000)		140,815

Short-term securities — 7.33%

Freddie Mac 0.105%–0.31% due 4/12–9/14/2010	96,105	96,066
Barclays U.S. Funding Corp. 0.07% due 4/1/2010	49,600	49,600
Federal Home Loan Bank 0.14% due 5/17/2010	38,500	38,492
Total Capital Canada Ltd. 0.18% due 4/14/20103	30,000	29,998
General Electric Capital Corp. 0.21% due 4/26/2010	27,900	27,896
Bank of Nova Scotia 0.09% due 4/7/2010	20,000	20,000
CBA (Delaware) Finance Inc. 0.18% due 4/6/2010	12,500	12,500
Fannie Mae 0.19% due 5/25/2010	11,400	11,397

Total short-term securities (cost: $285,946,000)		285,949

Total investment securities (cost: $3,305,761,000)		$3,878,827
Other assets less liabilities		22,912

Net assets		$3,901,739

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.

3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $88,951,000, which represented 2.28% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
€ = Euros

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$695,944	$—	$—	$695,944
Consumer staples	528,070	—	—	528,070
Telecommunication services	383,384	—	—	383,384
Information technology	328,284	—	—	328,284
Industrials	308,206	—	—	308,206
Utilities	299,761	—	—	299,761
Materials	253,434	—	—	253,434
Energy	219,539	—	—	219,539
Health care	174,369	—	—	174,369
Consumer discretionary	136,834	—	—	136,834
Miscellaneous	85,510	—	—	85,510
Preferred stocks	—	15,444	—	15,444
Convertible securities	—	23,284	—	23,284
Bonds & notes	—	140,815	—	140,815
Short-term securities	—	285,949	—	285,949
Total	$3,413,335	$465,492	$—	$3,878,827

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$588,824
Gross unrealized depreciation on investment securities	(16,040)
Net unrealized appreciation on investment securities	572,784
Cost of investment securities for federal income tax purposes	3,306,043

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-934-0510O-S22867

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 28, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: May 28, 2010